Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2065 Portfolio - VIP Freedom 2065 Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Annual Return 2020	19.35%
Annual Return 2021	17.81%
Annual Return 2022	(18.22%)
Annual Return 2023	19.35%
Annual Return 2024	13.85%